Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 5,284	$ 4,718	$ 4,295
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations	635	(1,148)	487
Net (gains) losses on investments in foreign operations reclassified to net income	0	0	(272)
Net gains (losses) on hedges of investments in foreign operations	(349)	772	(257)
Net (gains) losses on hedges of investments in foreign operations reclassified to net income	0	0	121
Other comprehensive income, net of tax, exchange differences on translation	286	(376)	79
AFS debt and equity securities
Net gains (losses) on AFS debt and equity securities		6	125
Net (gains) losses reclassified to net income		(107)	(58)
Other comprehensive income, net of tax, available-for-sale financial assets		(101)	67
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI	(142)
Net gains (losses) on Debt securities Reclassified to Net Income Loss	(29)
Other comprehensive income, net of tax, debt securities	(171)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(25)	70	13
Net (gains) losses reclassified to net income	(26)	(60)	(12)
Other comprehensive income, net of tax, cash flow hedges	(51)	10	1
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans	226	139	(390)
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	(2)	(10)	(5)
Net gains (losses) on equity securities designated at FVOCI	29
Total OCI	317	(338)	(248)
Comprehensive income	5,601	4,380	4,047
Comprehensive income attributable to non-controlling interests	17	19	20
Preferred shareholders	89	52	38
Common shareholders	5,495	4,309	3,989
Comprehensive income attributable to equity shareholders	5,584	4,361	4,027
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations	(31)	42	(17)
Income tax (expense) benefit, Net (gains) losses on investments in foreign operations reclassified to net income	0	0	37
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations	43	(170)	128
Income tax (expense) benefit, Net (gains) losses on hedges of investments in foreign operations reclassified to net income	0	0	(26)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income	12	(128)	122
AFS debt and equity securities
Income tax (expense) benefit, Net gains (losses) on AFS debt and equity securities		(23)	(24)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		36	15
Income tax (expense) benefit relating to available-for-sale financial assets of other comprehensive income		13	(9)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI	18
Income tax (expense) benefit, Net (gains) losses reclassified to net income	8
Income tax (expense) benefit relating to debt securities of other comprehensive income	26
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges	8	(23)	(5)
Income tax (expense) benefit, Net (gains) losses reclassified to net income	9	22	5
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income	17	(1)	0
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans	(87)	(54)	149
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk	1	4	1
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI	(11)
Income tax (expense) benefit relating to components of other comprehensive income	$ (42)	$ (166)	$ 263